Payments, by Category - 12 months ended Jun. 30, 2023 - ZAR (R) R in Millions	Total	Avgold Limited [Member]	Chemwes (Proprietary) Limited [Member]	Covalant Water Company (Proprietary) Limited [Member]	Freegold (Harmony) (Proprietary) Limited [Member]	Golden Core Trade and Invest (Proprietary) Limited [Member]	Harmony Gold Mining Company Limited [Member]	Harmony Moab Khotsong Operations (Proprietary) Limited [Member]	Kalahari Goldridge Mining Company Limited [Member]	Randfontein Estates Limited [Member]	Tswelopele Beneficiation Operation (Proprietary) Limited [Member]	Morobe Consolidated Goldfields Limited [Member]
Payments:
Taxes	R 553		R 8	R 7	R 37	R 202	R 20	R 179		R 10	R 90
Royalties	543	R 9	1		63	155	62	123	R 9	62		R 59
Fees	35	1	1	1	3	1	2	1		1	1	23
Total Payments	R 1,131	R 10	R 10	R 8	R 103	R 358	R 84	R 303	R 9	R 73	R 91	R 82